Litigation, regulatory and similar matters	12 Months Ended
Dec. 31, 2024
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Disclosure Of Contingent Liabilities Explanatory

b) Litigation, regulatory and similar matters
The Group operates in a legal and regulatory environment

that exposes it to significant litigation and similar risks

arising
from disputes and regulatory proceedings. As a result, UBS (which for purposes of this Note may refer to

UBS Group AG
and/or

one

or

more

of

its

subsidiaries,

as

applicable)

is

involved

in

various

disputes

and

legal

proceedings,

including
litigation, arbitration, and regulatory and criminal investigations

.
Such matters

are subject

to many uncertainties,

and the outcome

and the timing

of resolution

are often difficult

to predict,
particularly

in the

earlier stages

of a

case. There

are also

situations

where the

Group may

enter into

a settlement

agreement.
This may

occur in

order to

avoid the

expense, management

distraction

or reputational

implications

of continuing

to contest
liability, even

for those matters

for which the Group

believes it should

be exonerated.

The uncertainties

inherent in all

such
matters

affect the

amount and

timing of

any potential

outflows

for both

matters

with respect

to which

provisions

have been
established and other contingent liabilities.

The Group makes provisions for such matters brought against it when, in the opinion

of management

after seeking

legal

advice,

it is

more likely

than not

that the

Group

has a

present

legal

or constructive
obligation as a result of past

events, it is probable that an

outflow of resources will be required, and the amount

can be
reliably estimated.

Where these factors are otherwise

satisfied, a provision

may be established for claims

that have not yet
been

asserted

against

the Group,

but are

nevertheless

expected

to be,

based

on the

Group’s

experience

with similar

asserted
claims. If any

of those

conditions is not

met, such matters

result in contingent

liabilities. If the

amount of an

obligation
cannot be

reliably estimated,

a liability

exists that

is not recognized

even if an

outflow of

resources is

probable. Accordingly,
no provision

is established even

if the

potential outflow of

resources with

respect to

such matters

could be

significant.
Developments relating to

a

matter that

occur after

the relevant

reporting period,

but prior

to the

issuance of

financial
statements,

which

affect

management’s

assessment

of

the

provision

for

such

matter

(because,

for

example,

the
developments

provide evidence

of conditions

that existed

at the end

of the reporting

period), are

adjusting events

after the
reporting period

under IAS 10

and must be recognized

in the financial

statements for

the reporting

period.
Specific

litigation,

regulatory

and

other

matters

are

described

below,

including

all

such

matters

that

management
considers

to

be

material

and

others

that

management

believes

to

be

of

significance

to

the

Group

due

to

potential
financial, reputational and other effects. The amount of damages claimed, the size of a transaction or other information
is provided where available and appropriate in order to assist users in considering the magnitude of potential exposures.
In the case of certain matters below, we

state that we have established a provision,

and for the other matters, we make
no such statement.

When we

make this statement

and we

expect disclosure

of the

amount of a

provision to prejudice
seriously our position with other parties in the matter because it would reveal what

UBS believes to be the probable and
reliably estimable

outflow, we

do not

disclose that

amount. In

some cases

we are

subject to

confidentiality obligations
that preclude

such disclosure.

With respect

to the

matters

for which

we do

not state

whether

we have

established a
provision, either: (a) we have

not established a provision;

or (b) we have established

a provision but expect disclosure

of
that fact

to prejudice

seriously our

position with

other parties

in the

matter because

it would

reveal the

fact that

UBS
believes an outflow of resources to be probable and reliably estimable.
With respect to certain litigation, regulatory and similar matters for which we have established provisions, we are able to estimate the expected

timing of outflows.

However, the aggregate

amount of the

expected outflows for

those matters
for which

we are

able to

estimate expected

timing is

immaterial relative

to our

current and

expected levels

of liquidity
over the relevant time periods.
The aggregate amount provisioned for litigation, regulatory and similar matters as a class is disclosed in the “Provisions”
table in Note 18a) above.

UBS provides below an estimate

of the aggregate liability

for its litigation, regulatory

and similar
matters as a class

of contingent liabilities.

Estimates of contingent

liabilities

are inherently imprecise

and uncertain as

these
estimates require

UBS to make

speculative

legal assessments

as to claims

and proceedings

that involve

unique fact

patterns
or novel

legal theories,

that have

not yet

been initiated

or are

at early

stages of

adjudication,

or as

to which

alleged

damages
have not been quantified

by the claimants. Taking

into account these

uncertainties and

the other factors described

herein,
UBS estimates

the future losses

that could

arise from litigation,

regulatory and

similar matters

disclosed below

for which

an
estimate

is possible,

that are

not covered

by existing

provisions

(including

acquisition-related

contingent

liabilities

established
under IFRS 3

in connection

with the acquisition

of Credit Suisse),

are in the range

of USD
0 bn to USD 1.9
bn.

Litigation, regulatory and

similar matters may also

result in non-monetary

penalties and consequences.

A guilty plea to,
or conviction

of, a

crime could

have material

consequences for

UBS. Resolution

of regulatory

proceedings may

require
UBS to obtain waivers of regulatory disqualifications to maintain certain operations,

may entitle regulatory authorities to
limit,

suspend

or

terminate

licenses

and

regulatory

authorizations,

and

may

permit

financial

market

utilities

to

limit,
suspend or terminate UBS’s participation in

such utilities. Failure to obtain such waivers,

or any limitation, suspension or
termination of licenses, authorizations or participations, could have material consequences for UBS.
The amounts shown

in the table

below reflect the

provisions recorded under

IFRS Accounting Standards.

In connection
with the acquisition of Credit Suisse,

UBS Group AG additionally has reflected

in its purchase accounting under

IFRS 3 a
valuation adjustment

reflecting an

estimate of

outflows relating

to contingent

liabilities for

all present

obligations included
in the scope of the acquisition

at fair value upon closing,

even if it is not probable that

the contingent liability will result
in an

outflow of

resources, significantly

decreasing the

recognition threshold

for litigation

liabilities beyond

those that
generally apply

under IFRS

Accounting Standards.

The IFRS

3 acquisition-related

contingent

liabilities of

USD
2.1 bn at
31 December 2024 reflect a decrease of USD 1.9
bn from 31 December 2023 as a result

of reclassifications to provisions
under IAS 37 and releases upon resolution of the relevant

matter.

Provisions for litigation, regulatory and similar matters

by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking

Asset
Management
Investment
Bank
Non-core
and Legacy Group Items Total 2024
Balance at the beginning of the year 1,235 157 15 294 2,186 134 4,020
Increase in provisions recognized in the income statement 165 1 7 19 118 12 321
Release of provisions recognized in the income statement (18) 0 0 (11) (66) (2) (97)
Reclassifications
2
17 0 0 0 1,578 0 1,594
Provisions used in conformity with designated purpose
2
(59) 0 (20) (26) (2,020) (4) (2,129)
Foreign currency translation and other movements (69) (10) 0 (12) (17) (1) (108)
Balance at the end of the year 1,271 147 1 266 1,779 139 3,602
1 Provisions, if any, for the matters described in items 2

and 10 of this Note are recorded in Global Wealth Management. Provisions, if any,

for the matters described in items 5, 6, 7, 8, 9, 11, 13 and 14 of this Note are recorded in Non-core and Legacy. Provisions,

if any, for the matters described in item 1

of this Note are allocated between Global Wealth Management,

Personal & Corporate Banking and Non-core and

Legacy.
Provisions, if any, for the matters described in item 3 of this Note are allocated between the Investment Bank, Non-core and Legacy and Group Items. Provisions, if any, for the matters described in item 4 of this Note are allocated between Global Wealth Management

and Personal & Corporate Banking.

Provisions, if any,

for the matters described in item 12 of

this Note are allocated between the

Investment Bank and Non-core
and Legacy.

2 Includes reclassifications from IFRS 3 contingent liabilities to IAS 37 provisions, including the funding by UBS of the offer made in June 2024 by the Credit Suisse supply chain finance funds to redeem all of their outstanding units.

As a result of the offer,

UBS reclassified USD
944
m from IFRS 3 acquisition-related

contingent liabilities to IAS 37

provisions related to litigation, regulatory

and similar matters, as

the
probability of an outflow of

resources increased, bringing the

total IAS 37 provision for

this matter to USD
1,421
m, with no impact

on the income statement.

The provision has been

used to recognize the

funding
obligation, which was accounted for as a derivative liability with a fair value of USD
1,421
m. Post the expiry of the offer,

USD
92
m was reclassified from derivative liabilities back into

IAS 37 provisions in relation to
investors who did not accept the redemption offer.
1. Inquiries regarding cross-border wealth management businesses
Tax and regulatory authorities in a number of

countries have made inquiries,

served requests for information or

examined
employees located in their

respective jurisdictions

relating to the

cross-border wealth

management services provided

by
UBS and other financial

institutions. Credit Suisse

offices in various locations,

including the UK, the

Netherlands, France
and

Belgium,

have

been

contacted

by

regulatory

and

law

enforcement

authorities

seeking

records

and

information
concerning

investigations

into

Credit

Suisse’s

historical

private

banking

services

on

a

cross-border

basis

and

in

part
through its local branches and banks. The

UK and French aspects of these issues

have been closed. UBS is continuing to
cooperate with the authorities.
Since 2013, UBS (France) S.A., UBS AG and certain former employees have been under investigation in

France in relation
to UBS’s cross-border business with French clients. In connection with this investigation, the investigating judges ordered
UBS AG to provide bail (“
caution
”) of EUR 1.1 bn.
In 2019, the court

of first instance

returned a verdict

finding UBS AG

guilty of unlawful solicitation

of clients on

French
territory

and aggravated

laundering of

the proceeds

of tax

fraud, and

UBS (France)

S.A. guilty

of aiding

and abetting
unlawful solicitation

and of

laundering the

proceeds of

tax fraud.

The court

imposed fines

aggregating

EUR
3.7 bn on
UBS AG and UBS (France) S.A. and

awarded EUR
800
m of civil damages to the

French state. A trial in the Paris

Court of
Appeal took place in March 2021. In December

2021, the Court of Appeal found UBS

AG guilty of unlawful solicitation
and aggravated

laundering

of the

proceeds of

tax

fraud. The

court

ordered a

fine of

EUR
3.75
m, the

confiscation

of
EUR 1
bn, and awarded civil

damages to the French

state of EUR
800
m. UBS appealed the

decision to the French

Supreme
Court.

The

Supreme

Court

rendered

its

judgment

on

15 November

2023.

It

upheld

the

Court

of

Appeal’s

decision
regarding unlawful solicitation and aggravated

laundering of the proceeds of tax

fraud, but overturned the confiscation
of EUR 1
bn, the

penalty of

EUR
3.75
m and

the EUR
800
m of

civil damages

awarded to

the French

state. The

case has
been remanded to

the Court of

Appeal for a

retrial regarding these

overturned elements. The

French state has

reimbursed
the EUR 800 m of civil damages to UBS AG.
In May 2014, Credit Suisse entered into

settlement agreements with the SEC, Federal Reserve and

New York Department
of Financial Services and

entered into an agreement with

the US Department of

Justice (DOJ) to plead

guilty to conspiring
to aid and abet

US taxpayers in

filing false tax

returns (2014 Plea

Agreement). Credit Suisse

continued to report

to and
cooperate with US

authorities in accordance

with its obligations

under the 2014

Plea Agreement, including

by conducting
a review of cross-border

services provided by Credit

Suisse. In this connection,

Credit Suisse provided information

to US
authorities regarding potentially

undeclared US assets

held by clients

at Credit Suisse.

UBS continues to

cooperate with
the ongoing investigation by the DOJ.
Our balance sheet

at 31 December

2024 reflected

a provision

in an amount

that UBS

believes to

be appropriate under
the applicable accounting standard. As in the case of other matters for which we have established provisions, the future
outflow

of

resources

in

respect

of

such

matters

cannot

be

determined

with

certainty

based

on

currently

available
information and accordingly may ultimately

prove to be substantially greater

(or may be less) than the provision that

we
have recognized.
2. Madoff
In relation to the Bernard L. Madoff Investment Securities LLC (BMIS) investment fraud,

UBS AG, UBS (Luxembourg) S.A.
(now UBS Europe SE, Luxembourg branch) and certain other UBS subsidiaries have been subject to inquiries by a

number
of regulators,

including the

Swiss Financial Market

Supervisory Authority

(FINMA) and the

Luxembourg Commission

de
Surveillance du

Secteur Financier.

Those inquiries

concerned two

third-party funds

established under

Luxembourg law,
substantially all assets of which

were with BMIS,

as well as certain

funds established in offshore

jurisdictions with either
direct or

indirect exposure

to BMIS. These

funds faced severe

losses, and the

Luxembourg funds

are in

liquidation. The
documentation

establishing

both

funds

identifies

UBS

entities

in

various

roles,

including

custodian,

administrator,
manager,

distributor and promoter,

and indicates that UBS employees serve as board

members.
In 2009 and 2010,

the liquidators of

the two Luxembourg

funds filed claims

against UBS entities,

non-UBS entities and
certain

individuals,

including

current

and former

UBS

employees,

seeking

amounts

totaling

approximately

EUR
2.1 bn,
which includes amounts that the funds may be held liable

to pay the trustee for the liquidation of BMIS (BMIS Trustee).
A large number of alleged beneficiaries have filed claims against UBS entities (and non-UBS entities) for purported losses relating to the Madoff fraud. The majority of these

cases have been filed in Luxembourg, where decisions that the claims in

eight

test

cases

were

inadmissible

have

been

affirmed

by

the

Luxembourg

Court

of

Appeal,

and

the

Luxembourg
Supreme Court has dismissed a further appeal in one of

the test cases.
In the US, the BMIS Trustee

filed claims against UBS entities, among others, in

relation to the two Luxembourg funds and
one of the offshore funds. The total amount

claimed against all defendants in these

actions was not less than USD
2 bn.
In 2014,

the US

Supreme Court

rejected the

BMIS Trustee’s

motion for

leave to

appeal decisions,

dismissing all

claims
against UBS defendants except those for the recovery of approximately USD 125 m of payments alleged to be fraudulent conveyances and

preference payments.

Similar claims

have been

filed against

Credit Suisse

entities seeking

to recover
redemption payments.

In 2016,

the bankruptcy

court dismissed

these claims

against the

UBS entities

and most

of the
Credit Suisse entities.

In 2019, the

Court of Appeals

reversed the

dismissal of the

BMIS Trustee’s remaining

claims. The
case has been remanded to the Bankruptcy Court for further

proceedings.
3. Foreign exchange, LIBOR and benchmark rates, and other

trading practices
Foreign-exchange-related

regulatory

matters:

Beginning

in

2013,

numerous

authorities

commenced

investigations
concerning

possible

manipulation

of

foreign

exchange

markets

and

precious

metals

prices.

As

a

result

of

these
investigations, UBS entered

into resolutions with

Swiss, US and

UK regulators and

the European

Commission. UBS was
granted conditional immunity by the

Antitrust Division of the DOJ

and by authorities in other

jurisdictions in connection
with potential

competition law violations

relating to foreign

exchange and

precious metals businesses.

In December

2021,
the European Commission issued a decision imposing a fine of EUR 83.3 m on Credit Suisse entities based on findings of anticompetitive

practices

in

the

foreign

exchange

market.

Credit

Suisse

has

appealed

the

decision

to

the

European
General Court. UBS received leniency and accordingly

no fine was assessed.
Foreign-exchange-related civil litigation:

Putative class actions

have been filed

since 2013 in

US federal courts

and in other
jurisdictions against UBS, Credit Suisse and other banks on behalf of putative classes of persons who engaged in foreign currency transactions with any

of the defendant banks.

UBS and Credit

Suisse have resolved US

federal court class actions
relating

to

foreign

currency

transactions

with

the

defendant

banks

and

persons

who

transacted

in

foreign

exchange
futures contracts

and options

on such

futures.

Certain class

members

have excluded

themselves from

that settlement
and filed individual actions in US and English courts against UBS, Credit Suisse and other banks, alleging violations of US
and

European

competition

laws

and

unjust

enrichment.

UBS,

Credit

Suisse

and

the

other

banks

have

resolved

those
individual

matters.

Credit

Suisse

and

UBS,

together

with

other

financial

institutions,

were

named

in

a

consolidated
putative class action in Israel, which made allegations similar to those made in the actions pursued in other

jurisdictions.
In April 2022,

Credit Suisse entered

into an agreement

to settle all

claims in this

action. In February

2024, UBS entered
into an agreement to settle all claims in this action. Both

settlements remain subject to court approval.
A

putative

class

action

was

filed

in

federal

court

against

UBS

and

numerous

other

banks

on

behalf

of

persons

and
businesses in the US

who directly purchased foreign

currency from the defendants

and alleged co-conspirators

for their
own end use. In May 2024, the Second Circuit upheld the

district court’s dismissal of the case.
LIBOR

and

other

benchmark-related

regulatory

matters:

Numerous

government

agencies

conducted

investigations
regarding potential improper attempts by UBS,

among others, to manipulate LIBOR and

other benchmark rates at certain
times. UBS and

Credit Suisse

reached settlements

or otherwise

concluded investigations

relating to

benchmark interest
rates with the

investigating authorities.

UBS was

granted conditional

leniency or conditional

immunity from authorities
in certain

jurisdictions, including

the Antitrust

Division of

the DOJ

and the

Swiss Competition

Commission (WEKO),

in
connection with potential antitrust or competition

law violations related to certain

rates. However, UBS has not reached
a final settlement with WEKO, as the Secretariat

of WEKO has asserted that UBS does not qualify for full

immunity.
LIBOR and other

benchmark-related civil litigation:

A number of

putative class actions

and other actions

are pending in
the federal

courts in

New York

against UBS

and numerous

other banks

on behalf

of parties

who transacted

in certain
interest rate benchmark-based derivatives.

Also pending in

the US and

in other jurisdictions are

a number of other

actions
asserting losses related

to various products

whose interest

rates were

linked to LIBOR

and other benchmarks,

including
adjustable

rate

mortgages,

preferred

and

debt

securities,

bonds

pledged

as

collateral,

loans,

depository

accounts,
investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,

through

various

means,

of
certain

benchmark

interest

rates,

including

USD LIBOR,

Yen

LIBOR,

EURIBOR,

CHF LIBOR,

and

GBP

LIBOR

and

seek
unspecified compensatory and other damages under various

legal theories.
USD LIBOR class and individual actions

in the US:
Beginning in 2013, putative class

actions were filed in

US federal district
courts (and subsequently consolidated in the US District Court for the Southern District of New York (SDNY)) by

plaintiffs
who

engaged

in

over-the-counter

instruments,

exchange-traded

Eurodollar

futures

and

options,

bonds

or

loans

that
referenced

USD LIBOR.

The

complaints

allege

violations

of

antitrust

law

and

the

Commodities

Exchange

Act,

as

well
breach of contract

and unjust enrichment.

Following various rulings

by the district

court and the

Second Circuit

dismissing
certain of the causes of action and allowing

others to proceed, one class action

with respect to transactions in over-the-
counter

instruments

and

several

actions

brought

by

individual

plaintiffs

are

proceeding

in

the

district

court.

UBS

and
Credit

Suisse

have

entered

into

settlement

agreements

in

respect

of

the

class

actions

relating

to

exchange-traded
instruments, bonds and loans. These settlements have received final court approval and the actions have been dismissed as to UBS and Credit Suisse. In addition,

an individual action was filed in the

Northern District of California against UBS,
Credit Suisse and numerous other

banks alleging that the defendants

conspired to fix the interest

rate used as the basis
for loans to consumers by jointly setting

the USD ICE LIBOR rate and monopolized the market for LIBOR-based consumer loans and credit cards. The court dismissed the initial complaint and subsequently dismissed an amended complaint with prejudice. In

January 2024,

plaintiffs appealed

the dismissal

to the

Ninth Circuit

Court of

Appeals, which

affirmed the
dismissal in November 2024.
Other

benchmark

class actions

in

the

US:
The

Yen LIBOR/Euroyen

TIBOR,

EURIBOR

and GBP

LIBOR

actions

have

been
dismissed. Plaintiffs have appealed the dismissals.
In November 2022, defendants moved

to dismiss the complaint in

the CHF LIBOR action. In 2023,

the court approved a
settlement by Credit Suisse of the claims against it in this matter.
Government bonds:

In 2021, the European Commission issued a decision finding that UBS and six other banks breached
European

Union

antitrust

rules

between

2007

and

2011

relating

to

European

government

bonds.

The

European
Commission fined

UBS EUR
172
m. UBS

has appealed

the amount

of the

fine.
Also in

2021, the

European Commission
issued a decision finding that Credit Suisse and four

other banks had breached European Union antitrust rules relating to supra-sovereign,

sovereign

and

agency

bonds

denominated

in

USD.

The

European

Commission

fined

Credit

Suisse
EUR 11.9 m, which amount was confirmed on appeal.
Credit Suisse, together with other financial institutions, was named in two

Canadian putative class actions, which allege
that defendants conspired to

fix the prices of

supranational, sub-sovereign and agency bonds

sold to and

purchased from
investors in

the secondary

market. One

action was

dismissed against

Credit Suisse

in February

2020. In

October 2022,
Credit Suisse

entered into

an agreement

to settle

all claims

in the

second action,

which was

approved by

the court

in
November 2024.

Credit default swap auction litigation

– In June 2021, Credit Suisse, along with other banks and entities, was named in a putative class action complaint filed

in the US District

Court for the District

of New Mexico alleging

manipulation of credit
default swap (CDS)

final auction prices.

Defendants filed

a motion to

enforce a

previous CDS class

action settlement

in
the SDNY. In January 2024, the SDNY ruled that, to the extent claims in the New Mexico action arise from conduct prior
to 30 June 2014, those claims are barred by the SDNY settlement.

The plaintiffs have appealed the SDNY decision.
With respect to

additional matters

and jurisdictions

not encompassed

by the

settlements and

orders referred

to above,
UBS’s balance sheet at 31 December 2024 reflected a provision in an amount that UBS believes to be appropriate under
the applicable accounting standard. As in the case of other matters for which we have established provisions, the future
outflow

of

resources

in

respect

of

such

matters

cannot

be

determined

with

certainty

based

on

currently

available
information and accordingly may ultimately

prove to be substantially greater

(or may be less) than the provision that

we
have recognized.
4. Swiss retrocessions

The Federal Supreme Court of Switzerland

ruled in 2012, in a test case

against UBS, that distribution fees paid

to a firm
for distributing third-party and intra-group investment funds and structured products must be disclosed and surrendered to clients who have entered

into a discretionary mandate

agreement with the firm,

absent a valid waiver.

FINMA issued
a supervisory note to

all Swiss banks

in response to

the Supreme

Court decision. UBS

has met the FINMA

requirements
and has notified all potentially affected clients.
The Supreme

Court decision has

resulted, and

continues to

result, in

a number

of client

requests to

disclose and

potentially
surrender retrocessions.

Client requests

are assessed

on a

case-by-case basis.

Considerations taken

into account

when
assessing these cases

include, among other things,

the existence of

a discretionary mandate and

whether or not

the client
documentation contained a valid waiver with respect to

distribution fees.
UBS’s balance

sheet at

31 December 2024

reflected a

provision with

respect to

matters described

in this

item 4

in an
amount that UBS

believes to be

appropriate under the

applicable accounting standard. The

ultimate exposure will

depend
on client requests and

the resolution thereof, factors that are

difficult to predict and

assess. Hence, as in the

case of other
matters for which

we have established

provisions, the future

outflow of resources

in respect of

such matters cannot

be
determined

with

certainty

based

on

currently

available

information

and

accordingly

may

ultimately

prove

to

be
substantially greater (or may be less) than the provision that we have recognized.
5. Mortgage-related matters
Government and regulatory related matters
:
DOJ RMBS settlement

– In January 2017, Credit Suisse Securities (USA) LLC
(CSS LLC) and

its current

and former US

subsidiaries and

US affiliates

reached a

settlement with the

US Department

of
Justice (DOJ) related to its legacy

Residential Mortgage-Backed Securities (RMBS) business, a business conducted through
2007. The

settlement resolved potential

civil claims

by the

DOJ related

to certain

of those

Credit Suisse

entities’ packaging,
marketing, structuring, arrangement, underwriting,

issuance and sale of RMBS.

Pursuant to the terms of

the settlement
a civil monetary penalty

was paid to the

DOJ in January 2017.

The settlement also required

the Credit Suisse

entities to
provide certain levels of consumer relief measures, including affordable housing payments and loan forgiveness, and the
DOJ and Credit Suisse

agreed to the appointment of

an independent monitor to oversee

the completion of the

consumer
relief requirements of the

settlement. UBS continues to evaluate its approach

toward satisfying the remaining

consumer
relief obligations. The aggregate amount of the

consumer relief obligation increased after 2021 by
5 % per annum of the
outstanding amount due

until these obligations

are settled. The monitor

publishes reports periodically on

these consumer
relief matters.
Civil litigation: Repurchase

litigations

– Credit Suisse

affiliates are defendants

in various civil

litigation matters related

to
their roles as

issuer, sponsor,

depositor, underwriter

and/or servicer

of RMBS transactions.

These cases

currently include
repurchase

actions

by

RMBS

trusts

and/or

trustees,

in

which

plaintiffs

generally

allege

breached

representations

and
warranties in respect of mortgage loans and failure

to repurchase such mortgage loans as required

under the applicable
agreements. The amounts disclosed below do not reflect

actual realized plaintiff losses to date. Unless otherwise

stated,
these amounts reflect the original unpaid principal balance

amounts as alleged in these actions.
DLJ Mortgage Capital,

Inc. (DLJ) is

a defendant in New

York State court in

five actions: An action

brought by Asset Backed
Securities

Corporation

Home

Equity

Loan

Trust,

Series

2006-HE7

alleges

damages

of

not

less

than

USD
374
m.

In
December 2023, the court granted in part DLJ’s motion to dismiss, dismissing with prejudice all notice-based claims; the
parties have appealed.

An action by

Home Equity Asset

Trust, Series 2006-8, alleges

damages of not less

than USD
436 m.
An action by Home Equity Asset

Trust 2007-1 alleges damages of not less

than USD
420 m. Following a non-jury trial, the
court issued a

decision in December

2024 that the

plaintiff had established

breaches of representations

and warranties
relating to 210

of the
783

loans at issue.

The court deferred

decision as to

damages, which will

either be agreed

upon
by the parties or briefed for further decision by the court. An action by Home Equity Asset Trust 2007-2 alleges damages of not less than USD 495
m. An action by CSMC Asset-Backed Trust 2007-NC1 does

not allege a damages amount.
6. ATA litigation
Since November 2014, a series of lawsuits have been

filed against a number of banks, including

Credit Suisse, in the US
District Court

for the

Eastern District

of New

York

(EDNY) and

the SDNY

alleging claims

under the

United States

Anti-
Terrorism

Act (ATA)

and the Justice Against Sponsors of Terrorism

Act. The plaintiffs in each of these lawsuits are, or are
relatives

of,

victims

of

various

terrorist

attacks

in

Iraq

and

allege

a

conspiracy

and/or

aiding

and

abetting

based

on
allegations

that

various

international

financial

institutions,

including

the

defendants,

agreed

to

alter,

falsify

or

omit
information

from

payment

messages

that

involved

Iranian

parties

for

the

express

purpose

of

concealing

the

Iranian
parties’ financial

activities and

transactions from

detection by

US authorities.

The lawsuits

allege that

this conduct

has
made it possible for Iran to transfer funds to Hezbollah and other terrorist organizations actively engaged in harming US
military personnel

and civilians.

In January

2023, the

United States

Court of

Appeals for

the Second

Circuit affirmed

a
September 2019 ruling by the EDNY granting

defendants’ motion to dismiss the first filed

lawsuit. In October 2023, the
United States Supreme Court denied plaintiffs’

petition for a writ of certiorari.

In February 2024, plaintiffs filed a motion
to

vacate

the

judgment

in

the

first

filed

lawsuit.

Of

the

other

seven

cases,

four

are

stayed,

including

one

that

was
dismissed as to Credit Suisse

and most of the

bank defendants prior to

entry of the stay, and in three cases plaintiffs have
filed amended complaints.
7. Customer account matters
Several clients have claimed that a former relationship

manager in Switzerland had exceeded his investment authority in
the

management

of their

portfolios,

resulting

in

excessive

concentrations

of certain

exposures

and

investment

losses.
Credit Suisse AG has investigated

the claims, as well as transactions among

the clients. Credit Suisse

AG filed a criminal
complaint

against

the

former

relationship

manager

with

the

Geneva

Prosecutor’s

Office

upon

which

the

prosecutor
initiated a

criminal investigation.

Several

clients of

the former

relationship manager

also filed

criminal complaints

with
the Geneva Prosecutor’s Office. In February 2018, the former relationship manager was sentenced to five years in prison by

the

Geneva

criminal

court

for

fraud,

forgery

and

criminal

mismanagement

and

ordered

to

pay

damages

of
approximately

USD
130
m.

On appeal,

the

Criminal

Court of

Appeals

of Geneva

and,

subsequently,

the

Swiss

Federal
Supreme Court upheld the main findings of the Geneva

criminal court.
Civil lawsuits have been initiated

against Credit Suisse AG and / or

certain affiliates in various jurisdictions,

based on the
findings established in the criminal proceedings against the former relationship manager.
In Singapore, in a civil lawsuit against Credit Suisse Trust Limited, the Singapore International Commercial Court issued a judgment

finding

for

the

plaintiffs and,

in

September 2023,

the

court

awarded

damages

of USD
742.73 m, excluding
post-judgment

interest.

This

figure

does

not

exclude

potential

overlap

with

the

Bermuda

proceedings

against

Credit
Suisse Life

(Bermuda) Ltd.,

described below,

and the

court ordered

the parties

to ensure

that there

shall be

no double
recovery in relation to

this award and

the Bermuda proceedings.

On appeal from this

judgment, in July 2024,

the court
ordered some

changes to

the calculation

of damages

and directed

the parties

to agree

adjustments to

the award.

The
court ordered a revised award of USD 461 m, including interest and costs, in October 2024.
In Bermuda, in the civil lawsuit brought against

Credit Suisse Life (Bermuda) Ltd., the Supreme

Court of Bermuda issued
a judgment finding for the plaintiff and awarded damages of USD 607.35 m to the plaintiff. Credit Suisse Life (Bermuda)
Ltd. appealed the decision and in June 2023, the Bermuda Court of Appeal confirmed the award issued by the Supreme
Court of Bermuda

and the finding

that Credit Suisse

Life (Bermuda) Ltd.

had breached its

contractual and fiduciary duties,
but overturning

the

finding

that

Credit

Suisse

Life

(Bermuda)

Ltd.

had

made

fraudulent

misrepresentations.

In

March
2024,

the

Bermuda

Court

of

Appeal

granted

a

motion

by

Credit

Suisse

Life

(Bermuda)

Ltd.

for

leave

to

appeal

the
judgment to

the Judicial

Committee of

the Privy Council

and the

notice of

such appeal was

filed. The

Court of Appeal
also

ordered

that

the

current

stay

continue

pending

determination

of the

appeal

on the

condition

that

the

damages
awarded remain within the escrow account plus interest calculated at the Bermuda statutory rate of
3.5%. In December
2023, USD 75 m was released from the escrow account and paid to plaintiffs.
In Switzerland,

civil lawsuits

have been

commenced against

Credit Suisse AG

in the

Court of

First Instance

of Geneva,
with statements of claim served in March 2023 and March

2024.
8. Mozambique matter
Credit Suisse was subject to investigations by regulatory and enforcement authorities, as well as civil litigation, regarding certain

Credit

Suisse

entities’

arrangement

of

loan

financing

to

Mozambique

state

enterprises,

Proindicus

S.A.

and
Empresa

Moçambicana

de

Atum

S.A.

(EMATUM),

a

distribution

to

private

investors

of

loan

participation

notes

(LPN)
related to

the EMATUM

financing in

September 2013,

and certain

Credit Suisse

entities’ subsequent

role in

arranging
the exchange of

those LPNs for

Eurobonds issued

by the Republic

of Mozambique.

In 2019, three

former Credit

Suisse
employees pleaded guilty in the EDNY to accepting improper personal benefits in connection with financing transactions
carried out with two Mozambique state enterprises.
In October 2021, Credit Suisse reached settlements

with the DOJ, the US Securities

and Exchange Commission (SEC), the
UK Financial

Conduct Authority

(FCA) and

FINMA to

resolve inquiries

by these

agencies, including

findings that

Credit
Suisse failed to appropriately

organize and conduct

its business with due

skill and care, and

manage risks. Credit

Suisse
Group AG entered into a three-year Deferred Prosecution Agreement (DPA) with the DOJ in connection with the criminal
information charging Credit Suisse Group AG with conspiracy to commit wire fraud and Credit Suisse Securities (Europe)
Limited (CSSEL) entered

into a Plea

Agreement and

pleaded guilty

to one count

of conspiracy to

violate the US

federal
wire

fraud

statute.

Under

the

terms

of

the

DPA,

UBS

Group

AG

(as

successor

to

Credit

Suisse

Group

AG)

continued
compliance enhancement and

remediation efforts agreed

by Credit

Suisse, and undertake

additional measures

as outlined
in the DPA. In January 2025, as permitted under the terms of the DPA,

the DOJ elected to extend the term of the DPA by
one year.

9. ETN-related litigation
XIV litigation:
Since March

2018, three

class action

complaints were

filed in

the SDNY

on behalf

of a

putative class

of
purchasers of VelocityShares

Daily Inverse VIX Short-Term

Exchange Traded

Notes linked to the S&P 500 VIX Short-Term
Futures Index

(XIV ETNs). The

complaints have

been consolidated

and asserts

claims against

Credit Suisse

for violations
of various anti-fraud and

anti-manipulation provisions of US securities laws

arising from a decline in

the value of XIV

ETNs
in February

2018. On

appeal from

an order

of the

SDNY dismissing

all claims,

the Second

Circuit issued

an order

that
reinstated a portion of the claims. In

decisions in March 2023 and February 2025, the court

granted class certification for
two of the three classes proposed by plaintiffs

and denied class certification of the third proposed

class.
10. Bulgarian former clients matter
In December 2020, the Swiss Office of the Attorney General brought charges against Credit Suisse AG and other parties concerning the diligence

and controls

applied to

a historical

relationship with

Bulgarian former

clients who

are alleged
to

have

laundered

funds

through

Credit

Suisse

AG

accounts.

In

June

2022,

following

a

trial,

Credit

Suisse

AG

was
convicted

in

the

Swiss

Federal

Criminal

Court

of

certain

historical

organizational

inadequacies

in

its

anti-money-
laundering

framework

and

ordered

to pay

a

fine

of

CHF
2
m. In

addition,

the

court

seized certain

client

assets

in

the
amount

of

approximately

CHF
12
m

and

ordered

Credit

Suisse

AG

to

pay

a

compensatory

claim

in

the

amount

of
approximately CHF 19
m. Credit

Suisse AG

appealed the

decision to

the Swiss

Federal Court

of Appeals.

Following the
merger of UBS AG and Credit Suisse AG,

UBS AG confirmed the appeal. In November 2024,

the court issued a judgment
that acquitted

UBS AG and

annulled the fine

and compensatory

claim ordered

by the

first instance

court. The court

of
appeal’s judgment may be appealed to the Swiss Federal

Supreme Court.
11. Supply chain finance funds
Credit

Suisse

has

received

requests

for

documents

and

information

in

connection

with

inquiries,

investigations,
enforcement and

other actions relating

to the supply

chain finance

funds (SCFFs)

matter by FINMA,

the FCA and

other
regulatory and governmental agencies.
In February 2023, FINMA announced

the conclusion of its enforcement

proceedings against Credit Suisse

in connection
with the SCFFs matter. In its

order, FINMA reported that Credit Suisse

had seriously breached applicable Swiss supervisory
laws in

this context

with regard

to risk

management

and appropriate

operational structures.

While FINMA

recognized
that

Credit

Suisse

had

already

taken

extensive

organizational

measures

to

strengthen

its

governance

and

control
processes,

FINMA

ordered

certain

additional

remedial

measures.

These

include

a

requirement

that

Credit

Suisse
documents

the

responsibilities

of

approximately
600

of

its

highest-ranking

managers.

This

measure

has

been

made
applicable to UBS Group. FINMA has

also separately opened four enforcement

proceedings against former managers

of
Credit Suisse.
In

May

2023,

FINMA

opened

an

enforcement

proceeding

against

Credit

Suisse

in

order

to

confirm

compliance

with
supervisory

requirements

in

response

to inquiries

from

FINMA’s

enforcement

division

in the

SCFFs

matter.

FINMA

has
closed

the

enforcement

proceeding,

finding

that

Credit

Suisse

breached

its

cooperation

obligations

with

FINMA
Enforcement. FINMA refrained from ordering any remedial measures as it did not find similar issues with UBS.
In December 2024, the Luxembourg Commission de Surveillance du Secteur Financier (CSSF) concluded its investigation.
The

CSSF

identified

non-compliance

with

several

obligations

under

Luxembourg

law

and

imposed

a

sanction

of

EUR
250,000 .
The Attorney General of the Canton

of Zurich has initiated a criminal

procedure in connection with the SCFFs matter and
several fund investors have joined

the procedure as interested parties. Certain

former and active Credit Suisse

employees,
among others, have been named as accused persons, but

Credit Suisse itself was not made a party to the proceeding.
Certain civil actions have

been filed by fund

investors and other

parties against Credit

Suisse and/or certain officers

and
directors in

various jurisdictions,

which make

allegations including

mis-selling and

breaches of

duties of

care, diligence
and other fiduciary duties. In June 2024, the

Credit Suisse SCFFs made a voluntary offer to

the SCFFs investors to redeem
all outstanding fund units. The offer expired on

31 July 2024, and fund units representing around
92 % of the SCFFs’ net
asset value were tendered in the offer and accepted. Fund units accepted in the offer were redeemed at 90 % of the net asset value determined on 25 February 2021, net of any payments made by the relevant fund to the fund investors since
that time. Investors whose units were redeemed

released any claims they may have had

against the SCFFs, Credit Suisse
or UBS. The offer was funded by UBS through the purchase

of units of feeder sub-funds.
12. Archegos
Credit Suisse and UBS have received requests for documents and information in connection with inquiries, investigations and/or

actions

relating

to

their

relationships

with

Archegos

Capital

Management

(Archegos),

including

from

FINMA
(assisted by

a third

party appointed

by FINMA),

the DOJ,

the SEC,

the US

Federal Reserve,

the US

Commodity Futures
Trading Commission (CFTC), the US Senate Banking Committee, the Prudential Regulation Authority (PRA), the FCA, the
WEKO, the Hong Kong

Competition Commission and

other regulatory and

governmental agencies. UBS

is cooperating
with the

authorities

in these

matters. In

July 2023,

CSI and

CSSEL entered

into a

settlement

agreement

with the

PRA
providing

for

the

resolution

of

the

PRA’s

investigation.

Also

in

July

2023,

FINMA

issued

a

decree

ordering

remedial
measures and the Federal Reserve Board issued

an Order to Cease and Desist.

Under the terms of

the order, Credit Suisse
paid

a

civil

money

penalty

and

agreed

to

undertake

certain

remedial

measures

relating

to

counterparty

credit

risk
management, liquidity risk

management and non-financial

risk management, as

well as enhancements

to board oversight
and governance. UBS

Group, as the

legal successor to

Credit Suisse Group AG,

is a party

to the FINMA

decree and Federal
Reserve Board Cease and Desist Order.

Civil actions

relating to

Credit Suisse’s

relationship with

Archegos have

been filed

against Credit

Suisse and/or

certain
officers and directors, including claims for breaches of fiduciary duties.
13. Credit Suisse financial disclosures
Credit

Suisse

Group

AG

and

certain

directors,

officers

and

executives

have

been

named

in

securities

class

action
complaints pending in the SDNY. These complaints, filed on behalf of purchasers of Credit Suisse shares, additional

tier 1
capital notes,

and other

securities in

2023, allege

that defendants

made misleading

statements regarding:

(i) customer
outflows in

late 2022;

(ii) the

adequacy of

Credit

Suisse’s

financial reporting

controls;

and (iii)

the adequacy

of Credit
Suisse’s

risk

management

processes,

and

include

allegations

relating

to

Credit

Suisse

Group AG’s

merger

with

UBS
Group AG. Many of the actions have been consolidated, and a motion to dismiss was granted in part and denied in part in September 2024. For one additional action, filed in October

2023, a motion to dismiss remains pending.
Credit

Suisse

has

received

requests

for

documents

and

information

from

regulatory

and

governmental

agencies

in
connection with

inquiries, investigations and/or

actions relating

to these

matters, as

well as

for other

statements regarding
Credit Suisse’s financial condition,

including from the SEC, the

DOJ and FINMA. UBS is

cooperating with the authorities
in these matters.
14. Merger-related litigation
Certain Credit Suisse

Group AG affiliates

and certain directors,

officers and executives

have been named

in class action
complaints

pending

in

the

SDNY

and

New

Jersey

federal

court.

One

complaint,

brought

on

behalf

of

Credit

Suisse
shareholders, alleges breaches

of fiduciary duty under Swiss

law and civil RICO claims

under US federal law.

In February
2024, the court

granted defendants’

motions to dismiss

the civil RICO

claims and conditionally

dismissed the Swiss

law
claims pending defendants’ acceptance

of jurisdiction in Switzerland. In March

2024, having received consents

to Swiss
jurisdiction

from

all

defendants

served

with

the

complaint,

the

court

dismissed

the

Swiss

law

claims

against

those
defendants.

Additional

complaints,

brought

on

behalf

of

holders

of

Credit

Suisse

additional

tier 1

capital

notes

(AT1
noteholders) allege breaches

of fiduciary duty under

Swiss law,

arising from a series

of scandals and misconduct,

which
led

to

Credit

Suisse

Group

AG’s

merger

with

UBS

Group

AG,

causing

losses

to

shareholders

and

AT1

noteholders.
Motions to dismiss these complaints

were granted in

March 2024 and September

2024 on the basis that

Switzerland is
the most appropriate forum for litigation. Plaintiff

in one of these cases has appealed the dismissal.